Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Operating activities:
Net loss for the year	$ (128,758)	$ (18,934)
Adjustments:
Net finance expenses	38,472	40,564
Depreciation and depletion	83,043	79,441
Impairment loss on property, plant and equipment	115,753	0
Share-based payment expense	789	1,685
Derivative losses	1,214	247
Foreign exchange losses (gains)	(20,764)	32,474
Current income taxes	(574)	574
Deferred income taxes	(3,174)	2,970
Total operating activities before non-cash operating working capital	86,001	139,021
Changes in non-cash operating working capital:
Amounts receivable	790	842
Prepaid expenses and other	90	2,314
Inventories	(6,740)	(15,633)
Accounts payable and accrued liabilities	(782)	9,359
Cash flows from (used in) operating activities	79,359	135,903
Investing activities:
Interest income	521	582
Purchase of property, plant and equipment	(28,095)	(76,062)
Cash acquired and transaction costs on asset acquisition of Kennady Diamonds Inc.	0	(4,193)
Cash flows from (used in) investing activities	(27,574)	(79,673)
Financing activities:
Payment of lease liabilities	(808)
Repurchase of secured notes	(13,158)	(26,366)
Financing costs	(33,513)	(33,371)
Payment of dividends	0	(8,400)
Cash flows from (used in) financing activities	(47,479)	(68,137)
Effect of foreign exchange rate changes on cash	(263)	(514)
Increase (decrease) in cash	4,043	(12,421)
Cash, beginning of year	30,708	43,129
Cash, end of year	$ 34,751	$ 30,708